Mutual Fund and Variable Insurance Trust

October 4, 2024 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:     Mutual Fund and Variable Insurance Trust (the “Registrant”);

    File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Rational/RGN Hedged Equity Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 227, which was filed with the Commission on September 27, 2024; and (ii) that Post-Effective Amendment No. 227 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary